Salaries and payroll taxes	12 Months Ended
Dec. 31, 2024
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Salaries and payroll taxes
Note 24. Salaries and payroll taxes

	As of December 31, 2024	As of December 31, 2023
Current
Provision for bonuses and incentives	23,450	12,657
Salaries and social security contributions	9,206	4,898

Total current salaries and payroll taxes	32,656	17,555